UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2011
Check here if Amendment	[ ]; Amendment Number:
This Amendment:		[ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:			Cobble Hill Financial Services, Inc.
Address:		99 West Main Street, Suite 200
			Moorestown, NJ 08057
13F File Number:	028-13555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Althea L. A. Skeels
Title:		President
Phone:		856-231-7770
Signature,		Place,			and Date of Signing
Althea L. A. Skeels	Moorestown, NJ		November 14, 2011
Report Type:
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Managers Included:  	0
Form 13F information Table Entry Total:	58
Form 13F Information Table Value Total:	$407,701 (in thousands)

List of Other Included Managers:		NONE

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
FORM 13F INFORMATION TABLE:
NAME OF	TITLE OF		VALUE	SH/PRN	SH/	PUT/	INVESTMENT	OTHER  	VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (x$1000)	AMT	PRN	CALL	DISCRETION	MGRS	SOLE	SHARED	NONE
APPLE INC	COM	037833100	801	2100	SH		SOLE
IBM		COM	459200101	477	2725	SH		SOLE
ISHARES GOLD	ETF	464285105	871	55000	SH		SOLE
MSCI AUSTRALIA	ETF	464286103	5193	259000	SH		SOLE
MSCI BRAZIL	ETF	464286400	7206	138500	SH		SOLE
MSCI CDA INDEX	ETF	464286509	5525	217000	SH		SOLE
MSCI PAC J IDX	ETF	464286665	22716	617550	SH		SOLE
MSCI SINGAPORE	ETF	464286673	1836	167000	SH		SOLE
MSCI TAIWAN	ETF	464286731	590	50000	SH		SOLE
MSCI STH AFRCA	ETF	464286780	6191	109500	SH		SOLE
MSCI GERMAN	ETF	464286806	456	25000	SH		SOLE
MSCI MEX INVEST	ETF	464286822	4371	89250	SH		SOLE
MSCI JAPAN	ETF	464286848	236	25000	SH		SOLE
MSCI HONG KONG	ETF	464286871	3868	270000	SH		SOLE
FTSE CHINA25 	ETF	464287184	2956	95850	SH		SOLE
TRANSP AVE IDX	ETF	464287192	228	3025	SH		SOLE
MSCI EMERG MKT	ETF	464287234	50273	1432000	SH		SOLE
IBOXX INV CPBD	ETF	464287242	225	2000	SH		SOLE
S&P500 GRW	ETF	464287309	10224	167000	SH		SOLE
S&P NA NAT RES	ETF	464287374	1539	46000	SH		SOLE
S&P/TOPIX 150	ETF	464287382	603	15000	SH		SOLE
S&P LTN AM 40	ETF	464287390	31000	797425	SH		SOLE
S&P 500 VALUE	ETF	464287408	6240	121000	SH		SOLE
MSCI EAFE INDEX	ETF	464287465	21081	441250	SH		SOLE
RUSSELL MCP VL	ETF	464287473	4667	121000	SH		SOLE
RUSSELL MCP GR	ETF	464287481	25337	510325	SH		SOLE
RUSSELL MIDCAP	ETF	464287499	4501	51000	SH		SOLE
S&P MIDCAP 400	ETF	464287507	1989	25500	SH		SOLE
S&P NA TECH FD	ETF	464287549	249	4500	SH		SOLE
COHEN&ST RLTY	ETF	464287564	2532	41275	SH		SOLE
RUSSELL1000VAL	ETF	464287598	13582	240000	SH		SOLE
S&P MC 400 GRW	ETF	464287606	20214	225000	SH		SOLE
RUSSELL1000 GRW	ETF	464287614	20988	399275	SH		SOLE
RUSL 2000 VALU	ETF	464287630	1524	26720	SH		SOLE
RUSL 2000 GROW	ETF	464287648	2527	34400	SH		SOLE
RUSSELL 2000	ETF	464287655	1852	28800	SH		SOLE
DJ US REAL EST	ETF	464287739	18228	361000	SH		SOLE
DJ US ENERGY	ETF	464287796	254	7500	SH		SOLE
DJ US BAS MATL	ETF	464287838	2751	48750	SH		SOLE
S&P EURO PLUS	ETF	464287861	5576	175000	SH		SOLE
OIL SVC HLDRS	ETF	678002106	825	8000	SH		SOLE
VG DIV APP ETF	ETF	921908844	9918	203500	SH		SOLE
VG HIGH DIV YLD	ETF	921946406	3638	90000	SH		SOLE
VG ALLWRLD X-US	ETF	922042775	4840	125000	SH		SOLE
VG MSCI PAC ETF	ETF	922042866	3683	76000	SH		SOLE
DJUBS COPPER 	ETF	06739F101	442	11000	SH		SOLE
CLAYMORE XCH FD	ETF	18383M506	1822	97500	SH		SOLE
PWRSHARES QQQ	ETF	73935A104	27426	522500	SH		SOLE
PWRSHARES CMTY	ETF	73935S105	876	34000	SH		SOLE
SPDR S&P 500 	ETF	78462F103	9375	82862	SH		SOLE
SPDR GOLD TRUST	ETF	78463V107	601	3800	SH		SOLE
SPDR ASIA PAC	ETF	78463X301	450	7000	SH		SOLE
SPDR LATAMER 	ETF	78463X707	698	11000	SH		SOLE
SPDR DJ REIT	ETF	78464A607	19758	349900	SH		SOLE
SPDR S&P DIVID	ETF	78464A763	5631	116000	SH		SOLE
SPDR INT-ENERGY	ETF	81369Y506	1273	21750	SH		SOLE
SPDR INT-TECH	ETF	81369Y803	2620	111000	SH		SOLE
SPDR INT-UTILS	ETF	81369Y886	2350	69900	SH		SOLE
			407701
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